Commitments and Contingencies - Administrative Services Agreement and Underwriting Agreement (Details) - Star Peak Energy Transition Corp [Member] - USD ($)	Aug. 26, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Commitments And Contingencies [Line Items]
Underwriting discount per unit	$ 0.20
Cash underwriting fees	$ 7,000,000.0
Deferred fee per unit	$ 0.35
Deferred underwriting commissions	$ 12,300,000	$ 13,425,476	$ 13,425,476	$ 13,425,476
Over-allotment
Commitments And Contingencies [Line Items]
Cash underwriting fees	700,000
Deferred underwriting commissions	$ 1,200,000